Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
Schedule of Restricted Shares

A summary of activities of the restricted shares for the year ended December 31, 2025 is as follows:

Number of nonvested restricted shares
In thousand
Unvested on December 31, 2024	-
Granted	5,353
Vested	(5,353)
Unvested on December 31, 2025	-

Schedule of Share-Based Compensation Expenses

The allocation of total share-based compensation expenses is set forth as follows:

	For the years ended December 31,
	2024	2025
General and administrative expenses	$-	$4,123
Research and development expenses	-	4,522
Total	$-	$8,645